Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
At beginning of period	£ 7,116
At end of period	7,614	£ 7,116
Intangible assets	7,614	7,116
Impairment of intangible assets	23	0
Goodwill	£ 5,680	£ 5,522
Impairment of goodwill			£ 85
Expected growth rate	1.40%	1.40%
Retail Banking
Intangible assets
Goodwill	£ 2,607	£ 2,607
Pre-tax discount rate	16.00%	15.30%
Private Banking
Intangible assets
Goodwill	£ 9	£ 9
Pre-tax discount rate	16.00%	15.30%
RBS International
Intangible assets
Goodwill	£ 300	£ 300
Pre-tax discount rate	14.60%	14.00%
Cushon
Intangible assets
Goodwill	£ 159	£ 0
Pre-tax discount rate	15.30%	0.00%
Ring-Fenced Bank Commercial & Institutional
Intangible assets
Goodwill	£ 2,605	£ 2,606
Pre-tax discount rate	16.00%	15.30%
Retail Banking
Intangible assets
Goodwill	£ 2,607	£ 2,607
Private Banking
Intangible assets
Goodwill	9	9
Cost
Intangible assets
At beginning of period	13,694	12,989
Currency translation and other adjustments		(11)
Acquisitions of companies and businesses	196
Additions	762	743
Disposals and write-off of fully amortised assets	(115)	(27)
At end of period	14,537	13,694	12,989
Intangible assets	14,537	13,694	12,989
Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(6,578)	(6,266)
Currency translation and other adjustments		12
Disposals and write-off of fully amortised assets	116	17
Impairment of intangible assets	23
Amortisation charge for the year	438	341
At end of period	(6,923)	(6,578)	(6,266)
Intangible assets	(6,923)	(6,578)	(6,266)
Goodwill
Intangible assets
At beginning of period	5,522
At end of period	5,680	5,522
Intangible assets	5,680	5,522
Goodwill | Cost
Intangible assets
At beginning of period	9,931	9,939
Currency translation and other adjustments		(8)
Acquisitions of companies and businesses	159
At end of period	10,090	9,931	9,939
Intangible assets	10,090	9,931	9,939
Goodwill | Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(4,409)	(4,417)
Currency translation and other adjustments		8
Impairment of intangible assets	1
At end of period	(4,410)	(4,409)	(4,417)
Intangible assets	(4,410)	(4,409)	(4,417)
Intangible assets other than goodwill
Intangible assets
At beginning of period	1,594
At end of period	1,934	1,594
Intangible assets	1,934	1,594
Intangible assets other than goodwill | Cost
Intangible assets
At beginning of period	3,763	3,050
Currency translation and other adjustments		(3)
Acquisitions of companies and businesses	37
Additions	762	743
Disposals and write-off of fully amortised assets	(115)	(27)
At end of period	4,447	3,763	3,050
Intangible assets	4,447	3,763	3,050
Intangible assets other than goodwill | Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(2,169)	(1,849)
Currency translation and other adjustments		4
Disposals and write-off of fully amortised assets	116	17
Impairment of intangible assets	22
Amortisation charge for the year	438	341
At end of period	(2,513)	(2,169)	(1,849)
Intangible assets	£ (2,513)	£ (2,169)	£ (1,849)